Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 36,707	$ 41,496
Term deposits	0	1,500
Restricted cash	50	1,180
Accounts receivable trade, net	1,805	0
Inventories	1,794	1,448
Prepaid expenses	1,069	1,118
Other current assets	309	434
Total current assets	41,734	47,176
Fixed assets:
Vessels, net	455,020	426,062
Other fixed assets, net	420	405
Total fixed assets	455,440	426,467
Other non-current assets:
Deposits assets, non-current	1,325	1,325
Deferred charges and other investments, non-current	15,257	8,613
Restricted cash, non-current	4,600	2,950
Right of use asset - leases	540	650
Other non-current assets	27	30
TOTAL ASSETS	518,923	487,211
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $1,356 and $1,347, respectively	58,264	68,473
Current portion of convertible notes, net of deferred finance costs and debt discounts of $746 and $1,046, respectively	7,254	769
Trade accounts and other payables	10,060	5,762
Accrued liabilities	8,334	5,173
Lease liability	108	121
Deferred revenue	4,067	7,735
Other current liabilities	4,460	0
Total current liabilities	92,547	88,033
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $2,211 and $2,030, respectively	189,109	146,701
Convertible notes, non-current, net of deferred finance costs and debt discounts of $174 and $1,597, respectively	2,991	6,804
Lease liability, non-current	432	529
Deferred revenue, non-current	45	538
Other liabilities, non-current	130	130
Total liabilities	285,254	242,735
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; 20,000 and 20,000 shares issued and outstanding as at June 30, 2022 and December 31, 2021, respectively	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at June 30, 2022 and December 31, 2021; 178,416,471 and 172,986,137 shares issued and outstanding as at June 30, 2022 and December 31, 2021, respectively	18	17
Additional paid-in capital	580,454	597,708
Accumulated deficit	(346,803)	(353,249)
Total Stockholders' equity	233,669	244,476
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY	$ 518,923	$ 487,211